Related Party Balances and Transactions - Disclosure of Information About Key Management Personnel (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Related Party Balances And Transactions
Short-term employee benefits, including salaries and directors fees	$ 32,000	$ 39,000	$ 94,000